Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jan. 31, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 10, 2020
Document Effective Date	Jan. 10, 2020
Prospectus Date	Jan. 31, 2019
The E-Valuator Aggressive Growth (85%-99%) RMS Fund | Service Class Shares
Prospectus [Line Items]
Trading Symbol	EVAGX